Derivatives and Hedging Activities Derivatives in Cash Flow Hedging Relationships (Interest Rate Swaps) (FY) (Details) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)	Dec. 31, 2017 USD ($) Debt_Instrument	Dec. 31, 2016 USD ($) Debt_Instrument	Dec. 31, 2015 USD ($)
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain (loss) recognized in OCI on derivatives	$ 5,608	$ (2,914)	$ 19,047	$ (1,765)	$ 2,770	$ 6,979	$ (3,128)
Amount of loss reclassified from AOCI into interest expense	753	$ (378)	704	$ (975)	1,810	$ 3,586	$ 3,150
Interest rate derivative liabilities, at fair value					100
Designated as Hedging Instrument
Derivative Instruments, Gain (Loss) [Line Items]
Reversal of cumulative ineffectiveness gain due to adoption of new accounting pronouncement					1,300
Interest Rate Swap | Designated as Hedging Instrument
Derivative Instruments, Gain (Loss) [Line Items]
Derivative instruments, gain (loss) reclassification from AOCI to income, estimated net amount to be transferred			7,100		$ 1,500
Count | Debt_Instrument					6	4
Notional amount	$ 992,000		$ 992,000		$ 992,000	$ 642,000
Future | Designated as Hedging Instrument
Derivative Instruments, Gain (Loss) [Line Items]
Count | Debt_Instrument						1
Notional amount						$ 255,000
Minimum | Interest Rate Swap | Designated as Hedging Instrument
Derivative Instruments, Gain (Loss) [Line Items]
Fixed LIBOR	1.20%		1.20%		1.20%	1.20%
Maximum | Interest Rate Swap | Designated as Hedging Instrument
Derivative Instruments, Gain (Loss) [Line Items]
Fixed LIBOR	2.20%		2.20%		2.20%	1.50%